T. ROWE PRICE Target 2040 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 23.4%
T. Rowe Price Funds:
New Income Fund  33,906 3,994 3,421 4,398,210 35,142
Limited Duration Inflation Focused
Bond Fund  21,365 5,435 2,265 5,184,956 25,043
International Bond Fund (USD
Hedged)  13,580 736 1,272 1,528,669 13,070
U.S. Treasury Long-Term Index
Fund  11,468 307 1,368 1,526,565 10,793
Dynamic Global Bond Fund  7,867 679 774 1,000,336 7,782
Emerging Markets Bond Fund  6,089 189 555 628,815 5,980
High Yield Fund  5,416 175 490 862,510 5,184
Floating Rate Fund  1,774 60 164 180,746 1,674
Total Bond Funds (Cost $108,526) 104,668
EQUITY FUNDS 73.7%
T. Rowe Price Funds:
Value Fund  53,686 713 4,167 1,064,038 52,106
Growth Stock Fund  51,144 644 3,693 429,620 50,682
U.S. Large-Cap Core Fund  36,142 475 3,110 778,048 35,035
International Value Equity Fund  30,748 385 2,064 1,364,257 30,382
Equity Index 500 Fund  28,791 1,834 2,930 171,398 29,167
Overseas Stock Fund  26,781 344 1,680 1,720,152 26,422
Real Assets Fund  22,487 289 1,559 1,398,941 22,831
International Stock Fund  23,304 293 1,564 996,639 22,135
Mid-Cap Growth Fund  12,355 164 989 116,343 12,130
Mid-Cap Value Fund  11,404 152 885 344,961 11,491
Emerging Markets Discovery Stock
Fund  10,327 130 1,026 632,637 10,451
Emerging Markets Stock Fund  8,813 118 722 229,506 8,999
Small-Cap Value Fund  6,921 90 583 127,269 7,080
Small-Cap Stock Fund  6,060 71 565 101,000 6,043
New Horizons Fund (2) 4,921 64 416 87,193 4,981
Total Equity Funds (Cost $224,294) 329,935
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 1,300 1,251 503 48
Total Other Mutual Funds (Cost $49) 48

T. ROWE PRICE Target 2040 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds  2.9%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 18,115 3,165 8,521 12,758,781 12,759
Total Short-Term Investments (Cost $12,759) 12,759
Total Investments in Securities 100.0%
(Cost $345,628) $ 447,410
Other Assets Less Liabilities (0.0)% (203)
Net Assets 100.0% $ 447,207
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (32) $ 10 $ 115
Emerging Markets Bond Fund  (12) 257 106
Emerging Markets Discovery Stock Fund  123 1,020 —
Emerging Markets Stock Fund  91 790 —
Equity Index 500 Fund  1,175 1,472 93
Floating Rate Fund  1 4 35
Growth Stock Fund  2,700 2,587 —
High Yield Fund  — 83 100
International Bond Fund (USD Hedged)  (26) 26 147
International Stock Fund  463 102 —
International Value Equity Fund  1,049 1,313 —
Limited Duration Inflation Focused Bond Fund  (53) 508 111
Mid-Cap Growth Fund  184 600 —
Mid-Cap Value Fund  105 820 —
New Horizons Fund  23 412 —
New Income Fund  (238) 663 431
Overseas Stock Fund  696 977 —
Real Assets Fund  438 1,614 —
Small-Cap Stock Fund  81 477 —
Small-Cap Value Fund  95 652 —
Transition Fund  (1) (1) —
U.S. Large-Cap Core Fund  1,082 1,528 —
U.S. Treasury Long-Term Index Fund  (301) 386 122
Value Fund  1,008 1,874 —
U.S. Treasury Money Fund, 4.35% — — 179
Totals $ 8,651# $ 18,174 $ 1,439+

T. ROWE PRICE Target 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,439 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2040 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2040 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F196-054Q1 08/25